Operating Segments and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Net revenue:
Deferred revenue related to purchase accounting adjustment									$ (0.6)	$ (11.7)	$ (9.5)
Net revenue	434.0	403.3	409.3	415.8	465.3	448.5	468.1	400.0	1,662.4	1,781.9	1,347.3
Unallocated amounts:
Stock based compensation									(48.6)	(40.9)	(42.4)
Acquisition-related charges and amortization of intangibles									(80.0)	(94.6)	(81.9)
(Loss) gain on disposal and impairment of long-lived assets	(0.3)	(0.2)	(0.2)	(0.5)	(1.3)	(0.2)			(1.2)	(1.5)	2.0
Restructuring and related charges incurred during the period	(4.9)	(2.0)	(4.0)	(1.5)	(4.4)	(7.6)	(2.5)	(0.3)	(12.4)	(14.8)	(17.7)
Realignment and other charges									(11.3)	(6.7)	(4.8)
Interest and other income (expense), net	10.3	0.1	0.9	(0.1)	0.4		1.5	0.3	11.2	2.2	8.2
Interest expense	(7.2)	(6.9)	(6.6)	(6.6)	(6.5)	(6.2)	(6.4)	(6.3)	(27.3)	(25.4)	(24.3)
Gain on sale of investments	0.3	0.1	0.1	1.1		0.1	0.1	3.2	1.6	3.4	13.1
(Loss) income from continuing operations before income taxes	3.9	(13.1)	(4.7)	(0.2)	14.2	8.4	30.5	(0.4)	(14.1)	52.7	(48.7)
Communications Test and Measurement
Net revenue:
Net Revenue									755.4	814.7	652.2
Operating income (loss):
Total operating income									98.3	119.4	81.5
Communications and Commercial Optical Products
Net revenue:
Net Revenue									701.6	770.8	499.3
Operating income (loss):
Total operating income									72.0	130.0	33.4
Advanced Optical Technologies
Net revenue:
Net Revenue									206.0	208.1	205.3
Operating income (loss):
Total operating income									72.6	77.7	83.8
Corporate
Operating income (loss):
Total operating income									(89.0)	(96.1)	(99.6)
Operating Segments
Operating income (loss):
Total operating income									$ 153.9	$ 231.0	$ 99.1